John Hancock Sector Funds
                             Class A, B and C Shares
                Supplement to the Prospectus dated March 1, 2006

John Hancock Financial Industries Fund
--------------------------------------
Effective May 1, 2007, the "Portfolio Managers" section on page 5 will be deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Financial Industries Fund`s portfolio management team:

PORTFOLIO MANAGERS
Lisa A. Welch
Joined fund team in 1998

Roger C. Hamilton
Joined fund team in 2006
Managers share investment strategy and decisions.

John Hancock Real Estate Fund
-----------------------------
Effective May 1, 2007, the "Portfolio Managers" section on page 9 will be deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Real Estate Fund`s portfolio management team:

PORTFOLIO MANAGERS
Joseph P. Marguy
Joined fund team in 2006

John Hancock Regional Bank Fund
-------------------------------
Effective May 1, 2007, the "Portfolio Managers" section on page 11 will be deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Regional Bank Fund`s portfolio management team:

PORTFOLIO MANAGERS
Lisa A. Welch
Joined fund team in 1998

Susan A. Curry
Joined fund team in 2006
Managers share investment strategy and decisions.

Effective May 1, 2007, the Management Biography for James K. Schmidt on page 27 will be deleted. The following manager biographies were added May 1, 2006.

Susan A. Curry                      Roger C. Hamilton                         Joseph P. Marguy
Portfolio manager                   Vice President, Sovereign Asset           Portfolio Manager
Joined subadviser in 1998            Management, LLC                          Joined Subadviser in 1999
Research officer (2004-2006)        Joined subadviser in 2005                 Research officer (2004-2006)
Portfolio officer for private       Vice president and portfolio manager,     Investment analyst for risk
 client group (2001- 2004)          John Hancock Advisers, LLC (2003-2005)     management group (2001-2004)
Began business career in 1993       Analyst, John Hancock Advisers, LLC       Began business career in 1996
                                     (1994-2003)
                                    Began business career in 1980


SECPS    2/07                                                   February 6, 2007

                            John Hancock Sector Funds
                              Institutional Class I
                Supplement to the Prospectus dated March 1, 2006

John Hancock Financial Industries Fund
--------------------------------------
Effective May 1, 2007, the "Portfolio Managers" section on page 5 will be deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Financial Industries Fund`s portfolio management team:

PORTFOLIO MANAGERS
Lisa A. Welch
Joined fund team in 1998

Roger C. Hamilton
Joined fund team in 2006
Managers share investment strategy and decisions.

Effective May 1, 2007, the Management Biography for James K. Schmidt on page 16 will be deleted. The following management biography was added May 1, 2006.

Roger C. Hamilton
-----------------
Vice President, Sovereign Asset
 Management, LLC
Joined subadviser in 2005
Vice President and portfolio manager
 John Hancock Advisers, LLC (2003-2005)
Analyst, John Hancock Advisers, LLC
 (1994-2003)
Began business career in 1980


KEQPS  2/07                                                     February 6, 2007

                     John Hancock Financial Industries Fund
                  Class A, Class B, Class C and Class I Shares
              Supplement to the Statement of Additional Information
                   dated March 1, 2006 as revised May 1, 2006

Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 28, the "Other Accounts the Portfolio Managers are Managing." section has been deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Financial Industries Fund`s portfolio management team:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

----------------------------------- -------------------------------------------------------------------------
PORTFOLIO MANAGER NAME              OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
----------------------------------- -------------------------------------------------------------------------
Lisa A. Welch                       Other Registered Investment Companies:  Five (5) funds with total net assets of approximately $4.4 billion.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts: None.
----------------------------------- -------------------------------------------------------------------------
Roger C. Hamilton*                  Other Registered Investment Companies:  Four (4) funds with total net assets of approximately $809 million.

                                    Other Pooled Investment Vehicles:  None

                                    Other Accounts:  Thirty-Four (34) accounts with total net assets of approximately $27 million.
----------------------------------- -------------------------------------------------------------------------

*Information about Mr. Hamilton, who recently joined the portfolio management team, is as of March 31, 2006.

Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 31, the "Share Ownership by Portfolio Managers." section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

------------------------------------- -----------------------------------
Portfolio Manager                       Range of Beneficial Ownership
------------------------------------- -----------------------------------
Lisa A. Welch                                         C
------------------------------------- -----------------------------------
Roger C. Hamilton*                                    A
------------------------------------- -----------------------------------
*Information for Mr. Hamilton, who recently joined the portfolio management team, is as of March 31, 2006.

February 6, 2007

                         John Hancock Regional Bank Fund

                       Class A, Class B and Class C Shares
              Supplement to the Statement of Additional Information
                   dated March 1, 2006 as revised May 1, 2006

Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 24, the "Other Accounts the Portfolio Managers are Managing." section has been deleted and replaced with the following to reflect the retirement of James K. Schmidt from the Regional Bank Fund`s portfolio management team:

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------------------- -----------------------------------------------------------------------
       PORTFOLIO MANAGER NAME                    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
------------------------------------- -----------------------------------------------------------------------
Lisa A. Welch                         Other Registered Investment Companies:  Five (5) funds with total net assets of approximately $3.3 billion.

                                      Other Pooled Investment Vehicles:  None

                                      Other Accounts:  None.
------------------------------------- -----------------------------------------------------------------------
Susan A. Curry*                       Other Registered Investment Companies:  None

                                      Other Pooled Investment Vehicles:  None

                                      Other Accounts:  None.
------------------------------------- -----------------------------------------------------------------------

*Information for Ms. Curry, who recently joined the portfolio management team, is as of March 31, 2006.

Effective May 1, 2007, under the "ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS" section on page 27, the "Share Ownership by Portfolio Managers." section has been deleted and replaced with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

------------------------------------ ---------------------------------
Portfolio Manager                     Range of Beneficial Ownership
------------------------------------ ---------------------------------
Lisa A. Welch                                       A
------------------------------------ ---------------------------------
Susan A. Curry*                                     A
------------------------------------ ---------------------------------
*information for Ms. Curry, who recently joined the portfolio management team, is as of March 31, 2006.

February 6, 2007